Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2026
Basis Of Presentation [Abstract]
Functional and presentation currency	Functional and presentation currency
These condensed consolidated interim financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ has been rounded to the nearest million, unless otherwise stated.

Use of estimates and judgments	Use of estimates and judgments
In preparing these condensed consolidated interim financial statements, management has made judgments and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgments made by management in applying the Group’s accounting policies were the same as those described in the last annual financial statements, with the exception of the estimation and judgment in relation to the measurement of the fair value of loan receivables on the loan portfolio acquired as described in Note 14.

Measurement of fair values
Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third-party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of the IFRS Accounting Standards, including the level in the fair value hierarchy in which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).
The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 12 – Financial instruments
•Note 14 - Business combination

Change in accounting policies	Change in accounting policies
Except as described below, the accounting policies applied in this interim financial statements are the same as those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2025.
The following amendments to the standards which were adopted from January 1, 2026 do not have a material impact on these condensed consolidated interim financial statements and are not expected to have a material impact on the Group’s consolidated financial statements as at and for the year ending December 31, 2026.
•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•Annual Improvements to IFRS Accounting Standards Volume 11